May-09-03 01:38pm From- T-786 P.002/002 F-946

*Manager*
*Securities Operations*

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055633

Cert NYS

1-12358

NYSE

RECD S.E.C.
MAY 8 2003
081

May 9, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 14 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COLONIAL PROPERTIES TRUST, Depositary Shares, (each representing 1/10 of a share of 8 1/8% Series D Cumulative Redeemable Preferred Shares, Par Value $0.01 Per Share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 9, 2003. Tentative listing date – May 13, 2003.

Sincerely,

Paras Madho